BIOLOGICAL ASSETS (Details)		12 Months Ended
	Nov. 10, 2021	Dec. 31, 2022
CHILE | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age		24
CHILE | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age		12
Argentina | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	15
Argentina | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	10
BRAZIL | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	15
BRAZIL | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	7
URUGUAY | Pine [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	0
URUGUAY | Eucalyptus [Member]
Disclosure Of Biological Assets [Line Items]
Average crop age	10